Common Stock - Narrative (Details)		9 Months Ended	12 Months Ended
	Apr. 13, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) vote $ / shares shares	Dec. 31, 2019 USD ($) vote $ / shares shares	Sep. 30, 2019 $ / shares	Dec. 31, 2018 USD ($) $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		200,000,000	27,000,000		27,000,000
Common stock, par value (in USD per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from initial public offering, net of discounts and offering costs | $	$ 100,100,000
Common stock issuable upon conversion (in shares)			6,555,307		6,555,307
Number of votes per common share held | vote		1	1
IPO
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	6,900,000
Sale of stock, price per share (in USD per share) | $ / shares	$ 16.00
Over-Allotment Option
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	900,000
Common Stock
Class of Stock [Line Items]
Common stock issuable upon conversion (in shares)	10,725,129
Dividend Declared | Common Stock
Class of Stock [Line Items]
Dividends payable | $		$ 0	$ 0		$ 0